Business and Basis of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
REVENUES
Premiums	$ 33,708	[1]	$ 28,749	[1]	$ 21,660
Policy charges and fee income	57,734	[1]	72,162	[1]	74,202
Realized investment gains (losses), net	13,835	[1]	515	[2]	1,871
Change in value of market risk benefits, net of related hedging gain (loss)	(142,046)	[2]	39,670	[2]	0
TOTAL REVENUES	67,950		251,243		193,837
BENEFITS AND EXPENSES
Policyholders' benefits	28,189	[1]	40,779	[1]	41,887
Change in estimates of liability for future policy benefits	16,631	[1]	2,819	[1]	0
Amortization of deferred policy acquisition costs	19,290	[1]	18,198	[1]	18,119
General, administrative and other expenses	56,865	[1]	50,727	[1]	47,703
TOTAL BENEFITS AND EXPENSES	168,553		155,527		151,805
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(100,603)		95,716		42,032
Income tax expense (benefit)	(30,774)	[1]	11,093	[1]	(6,339)
NET INCOME (LOSS)	(69,829)	[2]	84,623	[2]	48,371
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(376,485)		(67,261)
Interest rate remeasurement of future policy benefits	59,867		13,404
Gain (loss) from changes in non-performance risk on market risk benefits	142,046		(39,669)
Total	(174,908)		(93,785)		126,293
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(36,731)		(19,694)		26,521
Other comprehensive income (loss), net of tax	(138,177)		(74,091)		99,772
Comprehensive income (loss)	(208,006)		10,532		$ 148,143
As Previously Reported
REVENUES
Premiums	34,901		29,945
Policy charges and fee income	85,416		89,781
Realized investment gains (losses), net	13,416		1,968
Change in value of market risk benefits, net of related hedging gain (loss)	0		0
TOTAL REVENUES	238,452		231,841
BENEFITS AND EXPENSES
Policyholders' benefits	55,094		48,516
Change in estimates of liability for future policy benefits	0		0
Amortization of deferred policy acquisition costs	24,512		24,203
General, administrative and other expenses	58,570		52,194
TOTAL BENEFITS AND EXPENSES	185,754		167,917
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	52,698		63,924
Income tax expense (benefit)	1,419		4,417
NET INCOME (LOSS)	51,279		59,507
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(403,214)		(69,049)
Interest rate remeasurement of future policy benefits	0		0
Gain (loss) from changes in non-performance risk on market risk benefits	0		0
Total	(403,550)		(69,308)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(84,746)		(14,554)
Other comprehensive income (loss), net of tax	(318,804)		(54,754)
Comprehensive income (loss)	(267,525)		4,753
Effect of Change
REVENUES
Premiums	(1,193)		(1,196)
Policy charges and fee income	(27,682)		(17,619)
Realized investment gains (losses), net	419		(1,453)
Change in value of market risk benefits, net of related hedging gain (loss)	(142,046)		39,670
TOTAL REVENUES	(170,502)		19,402
BENEFITS AND EXPENSES
Policyholders' benefits	(26,905)		(7,737)
Change in estimates of liability for future policy benefits	16,631		2,819
Amortization of deferred policy acquisition costs	(5,222)		(6,005)
General, administrative and other expenses	(1,705)		(1,467)
TOTAL BENEFITS AND EXPENSES	(17,201)		(12,390)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(153,301)		31,792
Income tax expense (benefit)	(32,193)		6,676
NET INCOME (LOSS)	(121,108)		25,116
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	26,729		1,788
Interest rate remeasurement of future policy benefits	59,867		13,404
Gain (loss) from changes in non-performance risk on market risk benefits	142,046		(39,669)
Total	228,642		(24,477)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	48,015		(5,140)
Other comprehensive income (loss), net of tax	180,627		(19,337)
Comprehensive income (loss)	$ 59,519		$ 5,779

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.